Nominal Share Issuance	12 Months Ended
Sep. 30, 2025
Nominal Share Issuance [Abstract]
NOMINAL SHARE ISSUANCE

Note 15 NOMINAL SHARE ISSUANCE

On October 25, 2018, the Group issued 1,000,000 ordinary shares to Prestige Financial Holdings Group Limited, the Group’s controlling shareholder, at a par value of $0.001 per share with total consideration of $1,000. On November 20, 2018, the Group issued an additional 3,000,000 ordinary shares to Prestige Financial Holdings Group Limited, at a par value of $0.001 per share with total consideration of $3,000. On December 27, 2018, the Group issued an aggregate of 1,000,000 ordinary shares, at a par value of $0.001 per share with total consideration of $1,000, pro-rata to the shareholders of the Group as of such date. On July 6, 2023, the Group completed its qualified initial public offering of 1,000,000 ordinary shares, par value $0.000625 per share, at a price of $5.00 per share. On July 20, 2023 the Group completed its qualified over-allotment offering of 150,000 ordinary shares, par value $0.000625 per share, at a price of $5.00 per share. In accordance with Securities and Exchange Commission Staff Accounting Bulletin Topic 4, the nominal share issuance was accounted for as a stock split and that all share and per share information has been retrospectively restated to reflect such stock split for all periods presented. On June 25, 2024, the Group entered into a Business Development & Marketing Consulting Agreement and agreed to pay for the service in form of 1,416,667 newly issued restricted Class A ordinary shares, par value $0.000625 per share, at a price of $0.6 per share. On June 25, 2024, the Group entered into a Business Development & Marketing Consulting Agreement and agreed to pay for the service in form of 1,416,667 newly issued restricted Class A ordinary shares, par value $0.000625 per share, at a price of $0.6 per share. On July 2, 2024, the Group entered into a certain Software Technology Service Contract and agreed to pay for the service in form of 1,900,000 newly issued restricted Class A ordinary shares, par value $0.000625 per share, at a price of $0.6 per share. On August 23, 2024, the Group entered into a definitive acquisition agreement and agreed to pay partly of purchase price in form of 780,000 newly issued restricted Class A ordinary shares and 1,620,000 Class B ordinary shares, par value $0.000625 per share.

On October 1, 2024, the Group issued 5,454,545 Class A ordinary shares, par value $0.000625 per share, at a price of $0.55 per share for a total PIPE issuance consideration of $3 million. On November 5, 2024, the Group issued 3,500,000 Class B ordinary shares, par value $0.000625 per share, as part of the purchase consideration for the acquisition of InnoSphere Tech. On November 6, 2024, the Group issued 2,500,000 Class B ordinary shares, par value $0.000625 per share, as part of the purchase consideration for the acquisition of Tokyo Bay. On January 2, 2025, the Group issued 734,195 Class A ordinary shares, par value $0.000625 per share, upon the exercise of warrants related to the 2024 Business Development & Marketing Consulting Agreement agreements. On January 18, 2025, the Group issued 4,986,552 Class A ordinary shares, par value $0.000625 per share, upon the exercise of warrants from the 2024 PIPE issuance. On February 21, 2025, the Group issued 3,550,000 Class A ordinary shares, par value $0.000625 per share, under the 2025 S-8 incentive plan. On March 11, 2025, the Group issued 11,111,111 Class A ordinary shares, par value $0.000625 per share, at a price of $0.45 per share pursuant to the 1st Securities Purchase Agreement for the 2025 PIPE. On April 17, 2025, the Group cancelled 2,222,222 Class A ordinary shares. On April 19, 2025, the Group issued 23,719,807 Class A ordinary shares, par value $0.000625 per share, at a price of $0.421875 per share pursuant to the updated Securities Purchase Agreement for the 2025 PIPE. On May 13, 2025, the Group issued 10,000,000 Class A ordinary shares, par value $0.000625 per share, at a price of $0.50 per share for a project outsourcing agreement. On July 24, 2025, the Group issued 950,000 Class A ordinary shares, par value $0.000625 per share, under the second round of the 2025 S-8 incentive plan.